Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Weighted Average Lives Of Property And Equipment

Buildings and building improvements	9.4	yrs.
Transportation equipment	14.1
Machinery and equipment	5.5
Computer software	4.1
Furniture and fixtures	4.7

Weighted Average Lives Of Identifiable, Definite-Lived Intangible Assets

Covenants not to compete	6.4	yrs.
Reaquired franchise rights	6.6
Referral networks	10.0
Customer lists	13.3